LEGG MASON SMALL-CAP QUALITY VALUE ETF

Schedule of investments (unaudited)	October 31, 2020

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.7%
COMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 0.2%
Alaska Communications Systems Group Inc.	12,538	$23,948

Entertainment - 0.8%
Lions Gate Entertainment Corp., Class A Shares	7,019	47,027	*
Sciplay Corp., Class A Shares	2,715	36,245	*

Total Entertainment		83,272

Interactive Media & Services - 0.5%
Travelzoo	2,291	16,999	*
Yelp Inc.	2,046	40,245	*

Total Interactive Media & Services		57,244

Media - 0.9%
AMC Networks Inc., Class A Shares	2,602	55,293	*
MSG Networks Inc., Class A Shares	3,898	34,848	*

Total Media		90,141

TOTAL COMMUNICATION SERVICES		254,605

CONSUMER DISCRETIONARY - 9.6%
Distributors - 0.3%
Educational Development Corp.	1,496	24,879

Diversified Consumer Services - 1.7%
American Public Education Inc.	1,110	31,380	*
Collectors Universe Inc.	621	34,111
Houghton Mifflin Harcourt Co.	18,433	48,110	*
K12 Inc.	1,268	30,267	*
Perdoceo Education Corp.	2,889	32,617	*

Total Diversified Consumer Services		176,485

Hotels, Restaurants & Leisure - 0.3%
Biglari Holdings Inc., Class B Shares	395	33,089	*

Household Durables - 1.9%
Ethan Allen Interiors Inc.	3,031	48,648
Hooker Furniture Corp.	1,267	34,843
La-Z-Boy Inc.	1,623	55,555
TRI Pointe Group Inc.	3,631	59,657	*

Total Household Durables		198,703

Internet & Direct Marketing Retail - 1.3%
1-800-Flowers.com Inc., Class A Shares	1,674	33,195	*
PetMed Express Inc.	1,284	37,981
Shutterstock Inc.	960	62,832

Total Internet & Direct Marketing Retail		134,008

See Notes to Schedule of Investments.

Legg Mason Small-Cap Quality Value ETF 2020 Quarterly Report	1

LEGG MASON SMALL-CAP QUALITY VALUE ETF

Schedule of investments (unaudited) (cont’d)	October 31, 2020

SECURITY	SHARES	VALUE
Leisure Products - 0.4%
Smith & Wesson Brands Inc.	2,238	$37,128

Specialty Retail - 2.8%
Asbury Automotive Group Inc.	586	60,346	*
MarineMax Inc.	1,615	48,418	*
Rent-A-Center Inc.	1,661	51,325
Sleep Number Corp.	932	59,051	*
Sportsman’s Warehouse Holdings Inc.	2,845	37,042	*
Zumiez Inc.	1,453	40,684	*

Total Specialty Retail		296,866

Textiles, Apparel & Luxury Goods - 0.9%
G-III Apparel Group Ltd	4,353	58,678	*
Movado Group Inc.	3,606	39,342

Total Textiles, Apparel & Luxury Goods		98,020

TOTAL CONSUMER DISCRETIONARY		999,178

CONSUMER STAPLES - 3.1%
Food & Staples Retailing - 1.0%
Ingles Markets Inc., Class A Shares	1,420	50,921
Weis Markets Inc.	1,221	55,446

Total Food & Staples Retailing		106,367

Food Products - 0.3%
Seneca Foods Corp., Class A Shares	986	36,334	*

Household Products - 0.3%
Oil-Dri Corp. of America	831	28,387

Personal Products - 0.9%
BellRing Brands Inc., Class A Shares	1,841	33,672	*
Lifevantage Corp.	1,655	18,287	*
USANA Health Sciences Inc.	552	41,759	*

Total Personal Products		93,718

Tobacco - 0.6%
Vector Group Ltd.	6,831	62,777

TOTAL CONSUMER STAPLES		327,583

ENERGY - 6.4%
Energy Equipment & Services - 3.1%
Cactus Inc., Class A Shares	2,077	35,309
Helmerich & Payne Inc.	5,448	81,012
Matrix Service Co.	4,707	35,773	*
NexTier Oilfield Solutions Inc.	20,453	38,656	*
Patterson-UTI Energy Inc.	17,709	45,335
ProPetro Holding Corp.	7,995	31,580	*

See Notes to Schedule of Investments.

2	Legg Mason Small-Cap Quality Value ETF 2020 Quarterly Report

LEGG MASON SMALL-CAP QUALITY VALUE ETF

Schedule of investments (unaudited) (cont’d)	October 31, 2020

SECURITY	SHARES	VALUE
Energy Equipment & Services - (continued)
Select Energy Services Inc., Class A Shares	9,969	$30,107	*
Solaris Oilfield Infrastructure Inc., Class A Shares	4,398	26,080

Total Energy Equipment & Services		323,852

Oil, Gas & Consumable Fuels - 3.3%
Centrus Energy Corp., Class A Shares	2,122	20,605	*
CONSOL Energy Inc.	11,456	43,418	*
CVR Energy Inc.	5,468	60,203
Diamond S Shipping Inc.	6,001	33,966	*
Falcon Minerals Corp.	17,294	31,821
Kosmos Energy Ltd.	40,371	40,141
Peabody Energy Corp.	29,421	37,953
Renewable Energy Group Inc.	1,394	78,621	*

Total Oil, Gas & Consumable Fuels		346,728

TOTAL ENERGY		670,580

FINANCIALS - 26.3%
Banks - 10.1%
Associated Banc-Corp.	4,825	66,054
Cathay General Bancorp	2,431	57,201
Civista Bancshares Inc.	2,158	30,773
CNB Financial Corp.	2,040	37,006
Customers Bancorp Inc.	2,901	40,092	*
Eagle Bancorp Inc.	1,436	42,965
Financial Institutions Inc.	1,995	35,371
First Bancorp/Southern Pines NC	1,729	41,652
First Financial Bancorp	4,028	57,600
First United Corp.	1,994	23,769
FNB Corp.	9,318	70,444
HBT Financial Inc.	3,934	48,546
Hilltop Holdings Inc.	2,462	56,158
Horizon Bancorp Inc.	3,531	43,784
Independent Bank Corp.	2,277	34,087
Landmark Bancorp Inc./Manhattan KS	1,001	23,473
Mercantile Bank Corp.	1,669	36,484
Metrocity Bankshares Inc.	2,210	30,874
Northeast Bank	1,182	22,683
Old Second Bancorp Inc.	3,344	28,591
Preferred Bank	997	33,729
RBB Bancorp	2,393	30,559
Republic Bancorp Inc., Class A Shares	1,251	41,696

See Notes to Schedule of Investments.

Legg Mason Small-Cap Quality Value ETF 2020 Quarterly Report	3

LEGG MASON SMALL-CAP QUALITY VALUE ETF

Schedule of investments (unaudited) (cont’d)	October 31, 2020

SECURITY	SHARES	VALUE
Banks - (continued)
Simmons First National Corp., Class A Shares	3,294	$55,965
Sterling Bancorp	5,438	72,760

Total Banks		1,062,316

Capital Markets - 6.1%
Artisan Partners Asset Management Inc., Class A Shares	1,661	66,540
Brightsphere Investment Group Inc.	3,170	43,746
Cohen & Steers Inc.	948	53,382
Cowen Inc., Class A Shares	2,167	46,504
Diamond Hill Investment Group Inc.	294	40,260
Donnelley Financial Solutions Inc.	3,398	42,917	*
Evercore Inc., Class A Shares	977	77,711
Federated Hermes Inc., Class B Shares	2,486	59,415
Moelis & Co., Class A Shares	2,030	75,516
Oppenheimer Holdings Inc., Class A Shares	1,452	36,387
Victory Capital Holdings Inc., Class A Shares	2,312	42,402
Waddell & Reed Financial Inc., Class A Shares	3,414	52,405

Total Capital Markets		637,185

Consumer Finance - 1.5%
Curo Group Holdings Corp.	6,679	50,026
Elevate Credit Inc.	18,755	47,262	*
SLM Corp.	6,343	58,292

Total Consumer Finance		155,580

Insurance - 3.7%
American Equity Investment Life Holding Co.	3,080	76,446
Brighthouse Financial Inc.	3,527	116,744	*
CNO Financial Group Inc.	4,527	80,354
Investors Title Co.	237	31,644
National Western Life Group Inc., Class A Shares	231	39,184
Stewart Information Services Corp.	1,043	44,213

Total Insurance		388,585

Thrifts & Mortgage Finance - 4.9%
Axos Financial Inc.	1,788	48,741	*
Flagstar Bancorp Inc.	2,297	67,417
FS Bancorp Inc.	615	28,481
Merchants Bancorp	1,815	39,168
Meta Financial Group Inc.	2,075	60,880
MGIC Investment Corp.	6,959	70,008
Mr. Cooper Group Inc.	3,540	74,623	*

See Notes to Schedule of Investments.

4	Legg Mason Small-Cap Quality Value ETF 2020 Quarterly Report

LEGG MASON SMALL-CAP QUALITY VALUE ETF

Schedule of investments (unaudited) (cont’d)	October 31, 2020

SECURITY	SHARES	VALUE
Thrifts & Mortgage Finance - (continued)
NMI Holdings Inc., Class A Shares	2,361	$50,738	*
Radian Group Inc.	3,951	70,920

Total Thrifts & Mortgage Finance		510,976

TOTAL FINANCIALS		2,754,642

HEALTH CARE - 17.1%
Biotechnology - 4.1%
Alpine Immune Sciences Inc.	1,398	10,485	*
Anika Therapeutics Inc.	786	25,639	*
BioSpecifics Technologies Corp.	422	37,178	*
Castle Biosciences Inc.	432	20,058	*
Catalyst Pharmaceuticals Inc.	6,937	20,603	*
Coherus Biosciences Inc.	1,403	23,388	*
Dicerna Pharmaceuticals Inc.	1,836	38,538	*
Eagle Pharmaceuticals Inc.	820	38,146	*
Enanta Pharmaceuticals Inc.	729	31,806	*
Frequency Therapeutics Inc.	1,160	25,381	*
Ironwood Pharmaceuticals Inc.	2,297	22,694	*
Lexicon Pharmaceuticals Inc.	11,082	12,301	*
Myriad Genetics Inc.	3,420	42,511	*
Puma Biotechnology Inc.	2,150	17,996	*
Sangamo Therapeutics Inc.	2,913	30,120	*
Vanda Pharmaceuticals Inc.	3,304	35,320	*

Total Biotechnology		432,164

Health Care Equipment & Supplies - 6.1%
AngioDynamics Inc.	3,541	36,614	*
Atrion Corp.	52	31,260
Co-Diagnostics Inc.	1,138	15,261	*
Electromed Inc.	1,350	11,219	*
FONAR Corp.	918	18,030	*
Heska Corp.	270	31,679	*
Inogen Inc.	1,207	35,256	*
iRadimed Corp.	879	19,909	*
Lantheus Holdings Inc.	2,741	29,767	*
LeMaitre Vascular Inc.	920	29,882
Meridian Bioscience Inc.	2,456	42,120	*
Merit Medical Systems Inc.	836	41,842	*
Mesa Laboratories Inc.	131	34,245
Natus Medical Inc.	1,914	34,854	*
NuVasive Inc.	866	38,476	*
OraSure Technologies Inc.	2,815	42,056	*

See Notes to Schedule of Investments.

Legg Mason Small-Cap Quality Value ETF 2020 Quarterly Report	5

LEGG MASON SMALL-CAP QUALITY VALUE ETF

Schedule of investments (unaudited) (cont’d)	October 31, 2020

SECURITY	SHARES	VALUE
Health Care Equipment & Supplies - (continued)
Orthofix Medical Inc.	1,173	$36,668	*
Repro-Med Systems Inc.	2,018	11,139	*
Retractable Technologies Inc.	2,768	20,317	*
Surmodics Inc.	599	22,013	*
Tactile Systems Technology Inc.	607	22,204	*
Utah Medical Products Inc.	317	26,311

Total Health Care Equipment & Supplies		631,122

Health Care Providers & Services - 3.1%
American Renal Associates Holdings Inc.	5,693	65,413	*
BioTelemetry Inc.	956	40,706	*
MEDNAX Inc.	3,184	40,596	*
National HealthCare Corp.	801	50,703
National Research Corp.	656	33,981
Providence Service Corp.	481	56,542	*
US Physical Therapy Inc.	412	32,684

Total Health Care Providers & Services		320,625

Health Care Technology - 0.4%
NextGen Healthcare Inc.	2,807	38,175	*

Life Sciences Tools & Services - 0.3%
Luminex Corp.	1,543	34,008

Pharmaceuticals - 3.1%
Collegium Pharmaceutical Inc.	1,708	30,454	*
Corcept Therapeutics Inc.	2,094	35,137	*
Innoviva Inc.	3,837	41,478	*
Lannett Co. Inc.	7,086	45,563	*
Osmotica Pharmaceuticals PLC	5,849	30,005	*
Pacira BioSciences Inc.	541	28,294	*
Phibro Animal Health Corp., Class A Shares	2,113	34,738
Prestige Consumer Healthcare Inc.	1,367	45,152	*
Supernus Pharmaceuticals Inc.	2,000	36,720	*

Total Pharmaceuticals		327,541

TOTAL HEALTH CARE		1,783,635

INDUSTRIALS - 14.6%
Aerospace & Defense - 0.6%
Aerojet Rocketdyne Holdings Inc.	1,228	39,812	*
Astronics Corp.	4,186	26,790	*

Total Aerospace & Defense		66,602

See Notes to Schedule of Investments.

6	Legg Mason Small-Cap Quality Value ETF 2020 Quarterly Report

LEGG MASON SMALL-CAP QUALITY VALUE ETF

Schedule of investments (unaudited) (cont’d)	October 31, 2020

SECURITY	SHARES	VALUE
Air Freight & Logistics - 1.1%
Atlas Air Worldwide Holdings Inc.	982	$58,095	*
Hub Group Inc. , Class A Shares	1,058	53,038	*

Total Air Freight & Logistics		111,133

Building Products - 0.9%
Apogee Enterprises Inc.	2,237	53,442
Insteel Industries Inc.	1,905	41,453

Total Building Products		94,895

Commercial Services & Supplies - 3.6%
ACCO Brands Corp.	7,966	41,981
Deluxe Corp.	2,080	44,595
Ennis Inc.	2,293	34,945
Healthcare Services Group Inc.	2,654	60,723
Herman Miller Inc.	2,383	72,610
HNI Corp.	1,829	59,534
Steelcase Inc., Class A Shares	5,997	62,609

Total Commercial Services & Supplies		376,997

Construction & Engineering - 1.7%
Arcosa Inc.	1,137	52,495
Argan Inc.	898	36,989
Comfort Systems USA Inc.	1,021	46,762
Great Lakes Dredge & Dock Corp.	4,135	42,714	*

Total Construction & Engineering		178,960

Electrical Equipment - 1.0%
Atkore International Group Inc.	1,753	36,269	*
Encore Wire Corp.	890	41,127
Powell Industries Inc.	1,408	33,271

Total Electrical Equipment		110,667

Machinery - 0.9%
Lydall Inc.	1,958	38,749	*
Mueller Industries Inc.	1,816	52,537

Total Machinery		91,286

Professional Services - 3.5%
Acacia Research Corp.	7,259	22,866	*
BG Staffing Inc.	3,425	27,297
GP Strategies Corp.	3,280	31,652	*
Heidrick & Struggles International Inc.	1,780	40,673
Kelly Services Inc., Class A Shares	3,401	59,109
Kforce Inc.	1,269	44,034
Korn Ferry	1,893	57,150

See Notes to Schedule of Investments.

Legg Mason Small-Cap Quality Value ETF 2020 Quarterly Report	7

LEGG MASON SMALL-CAP QUALITY VALUE ETF

Schedule of investments (unaudited) (cont’d)	October 31, 2020

SECURITY	SHARES	VALUE
Professional Services - (continued)
Resources Connection Inc.	3,366	$36,151
TrueBlue Inc.	2,865	44,465	*

Total Professional Services		363,397

Road & Rail - 0.5%
ArcBest Corp.	1,628	49,687

Trading Companies & Distributors - 0.8%
GMS Inc.	2,195	49,607	*
NOW Inc.	7,490	30,484	*

Total Trading Companies & Distributors		80,091

TOTAL INDUSTRIALS		1,523,715

INFORMATION TECHNOLOGY - 13.2%
Communications Equipment - 2.1%
Aviat Networks Inc.	1,124	20,805	*
Comtech Telecommunications Corp.	2,501	36,014
InterDigital Inc.	862	48,255
NETGEAR Inc.	1,373	42,316	*
NetScout Systems Inc.	2,334	47,894	*
PC-Tel Inc.	4,107	20,946	*

Total Communications Equipment		216,230

Electronic Equipment, Instruments & Components - 4.3%
Daktronics Inc.	8,455	32,975
Insight Enterprises Inc.	1,122	59,859	*
PC Connection Inc.	1,154	52,565
Plexus Corp.	700	48,678	*
Sanmina Corp.	2,442	59,682	*
ScanSource Inc.	2,545	51,154	*
TTM Technologies Inc.	5,086	60,371	*
Vishay Intertechnology Inc.	3,823	62,009
Wayside Technology Group Inc.	1,083	23,956

Total Electronic Equipment, Instruments & Components		451,249

IT Services - 2.0%
Cass Information Systems Inc.	956	37,494
CSG Systems International Inc.	1,181	44,736
Hackett Group Inc.	2,844	36,745
NIC Inc.	1,997	44,773
Sykes Enterprises Inc.	1,441	49,340	*

Total IT Services		213,088

Semiconductors & Semiconductor Equipment - 2.9%
Diodes Inc.	1,006	58,177	*
NeoPhotonics Corp.	4,445	30,270	*

See Notes to Schedule of Investments.

8	Legg Mason Small-Cap Quality Value ETF 2020 Quarterly Report

LEGG MASON SMALL-CAP QUALITY VALUE ETF

Schedule of investments (unaudited) (cont’d)	October 31, 2020

SECURITY	SHARES	VALUE
Semiconductors & Semiconductor Equipment - (continued)
NVE Corp.	657	$30,307
Photronics Inc.	4,177	40,726	*
Power Integrations Inc.	888	53,466
SMART Global Holdings Inc.	1,615	42,620	*
Synaptics Inc.	598	45,849	*

Total Semiconductors & Semiconductor Equipment		301,415

Software - 1.2%
CommVault Systems Inc.	966	38,244	*
Intelligent Systems Corp.	486	18,429	*
Progress Software Corp.	1,250	45,462
Telenav Inc.	5,654	23,012	*

Total Software		125,147

Technology Hardware, Storage & Peripherals - 0.7%
NCR Corp.	3,453	70,165	*

TOTAL INFORMATION TECHNOLOGY		1,377,294

MATERIALS - 6.0%
Chemicals - 2.4%
Avient Corp.	2,299	71,430
FutureFuel Corp.	4,167	49,545
Kraton Corp.	3,506	99,220	*
Tredegar Corp.	2,515	36,669

Total Chemicals		256,864

Containers & Packaging - 0.2%
UFP Technologies Inc.	662	24,534	*

Metals & Mining - 1.9%
Commercial Metals Co.	3,280	67,732
TimkenSteel Corp.	10,722	41,494	*
Warrior Met Coal Inc.	5,699	85,485

Total Metals & Mining		194,711

Paper & Forest Products - 1.5%
Boise Cascade Co.	1,439	55,229
Glatfelter Corp.	3,045	43,452
Schweitzer-Mauduit International Inc.	1,713	56,872

Total Paper & Forest Products		155,553

TOTAL MATERIALS		631,662

REAL ESTATE - 0.3%
Real Estate Management & Development - 0.3%
Marcus & Millichap Inc.	1,163	36,320	*

See Notes to Schedule of Investments.

Legg Mason Small-Cap Quality Value ETF 2020 Quarterly Report	9

LEGG MASON SMALL-CAP QUALITY VALUE ETF

Schedule of investments (unaudited) (cont’d)	October 31, 2020

SECURITY		SHARES	VALUE
UTILITIES - 0.7%
Electric Utilities - 0.7%
Genie Energy Ltd., Class B Shares		3,642	$30,192
Spark Energy Inc., Class A Shares		4,693	42,800

TOTAL UTILITIES			72,992

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $11,186,271)			10,432,206

	RATE
SHORT-TERM INVESTMENTS - 0.3%
Dreyfus Treasury Cash Management, Institutional Class (Cost - $27,732)	0.013%	27,732	27,732

TOTAL INVESTMENTS - 100.0% (Cost - $11,214,003)			10,459,938
Other Assets in Excess of Liabilities - 0.0%††			2,092

TOTAL NET ASSETS - 100.0%			$10,462,030

††	Represents less than 0.1%.

*	Non-income producing security.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

10	Legg Mason Small-Cap Quality Value ETF 2020 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Small-Cap Quality Value ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. The Fund is designed to track an index. Similar to shares of an index mutual fund, each share of the Fund represents an ownership interest in an underlying portfolio of securities intended to track an index. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Fund are listed and traded at market prices on NASDAQ. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof

(“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are issued and redeemed principally in-kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.

The Fund seeks to track the investment results of the Royce Small-Cap Quality Value Index (the “Underlying Index”). The Underlying Index utilizes a proprietary methodology created and sponsored by Royce & Associates, LP (“Royce”), the Fund’s subadviser.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in

11

Notes to Schedule of Investments (unaudited) (continued)

open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next

12

Notes to Schedule of Investments (unaudited) (continued)

available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$10,432,206	—	—	$10,432,206
Short-Term Investments†	27,732	—	—	27,732

Total Investments	$10,459,938	—	—	$10,459,938

†	See Schedule of Investments for additional detailed categorizations.

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